PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 15,223	$ 13,121
Actual return on plan assets	1,355	1,216
Employer contributions	2,900	3,411
Foreign currency exchange rate changes	463	541
Benefit payments	(3,077)	(3,066)
Fair value of plan assets at December 31	$ 16,864	$ 15,223